Acquisitions, disposals and discontinued operations - Rocketbank and SOVEST project net cash flow (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of analysis of single amount of discontinued operations [line items]
Operating	₽ (8,949)	₽ (5,047)	₽ 5,086
Investing	1,282	(1,653)	(106)
Financing	(84)	(58)
Net cash (outflow)/inflow	(7,751)	(6,758)	4,980
RB
Disclosure of analysis of single amount of discontinued operations [line items]
Operating	(15,415)	(1,372)	11,612
Investing	1,282	(1,623)	(64)
Financing	(64)	(58)
Net cash (outflow)/inflow	(14,197)	(3,053)	11,548
SOVEST
Disclosure of analysis of single amount of discontinued operations [line items]
Operating	6,466	(3,675)	(6,526)
Investing		(30)	(42)
Financing	(20)
Net cash (outflow)/inflow	₽ 6,446	₽ (3,705)	₽ (6,568)